OTHER NON-CURRENT ASSETS	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 10 - OTHER NON-CURRENT ASSETS

As of June 30, 2026, other non-current assets consisted of long-term prepayments for joint research and development facility usage fees and staff costs. The expense occurred are recognized based on actual amounts invoiced by the customer over contractual period.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares per share data)